Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2029	Jun. 30, 2028	Jun. 30, 2027
Four Bulkers and One Product Tanker [Member]
Loss Contingencies [Line Items]
Asset acquisition, consideration transferred	$ 129,510,000
Payments to acquire productive assets	124,350,000
Asset acquisition, consideration transferred, equity interest issued and issuable	$ 5,160,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Future minimum contractual charter revenue		$ 0	$ 2,236,000	$ 18,170,250